[GRAPHIC] Advisor Class Shares                               September 10, 1999
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                          TO THE MAY 1, 1999 PROSPECTUS
--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.
--------------------------------------------------------------------------------
Accessor Funds, Inc.                                                      [LOGO]

================================================================================
International Equity Fund Money Manager Fee
--------------------------------------------------------------------------------
On August 19, 1999, the Board of Directors of Accessor Funds, Inc. (the "Fund") including all of the Directors who are not "interested persons" of the Fund, approved an amended Money Manager Agreement among the Fund, Accessor Capital Management LP, and Nicholas-Applegate Capital Management, the Money Manager of the International Equity Fund, to reflect a change in the schedule of fees payable to the Money Manager, effective September 1, 1999 (the "Amended Money Manager Agreement"). Under the current Money Manager Agreement, the Money Manager receives a basic fee at the annual rate of 0.20% the International Equity Fund's average daily net assets; there is no limit on the maximum amount of the basic fee. The basic fee under the Amended Money Manager Agreement will be limited to a maximum fee of $400,000 annually. In substance, when the International Equity Fund's assets exceed $200,000,000, there will be no further additional basic fee payable to the Money Manager; at August 19, 1999, the International Equity Fund had net assets of $217,630,865.61.

With the exception of the fee schedule and certain administrative changes, the Amended Money Manager Agreement among the Fund, Accessor Capital and Nicholas-Applegate relating to the International Equity Fund is substantially similar to the previous Money Manager Agreement.

[Graphic] On page 23, the following replaces the second paragraph and the table in the section entitled Management, Organization and Capital Structure - International Equity Fund:

Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Fund's average daily net assets up to a maximum of $400,000 annualized. The performance fee for any quarter depends on the percentage amount by which the International Equity Fund's performance exceeds or trails that of the MSCI EAFE+EMF Index during the applicable measurement period based on the following schedule:

--------------------------------------------------------------------------------
 Average Annual Performance              Annual Performance
 Differential vs. Benchmark Index        Fee
--------------------------------------------------------------------------------
 Equal to or greater than 4.00%          0.40%
 Equal to or greater than 2.00% and
   Less than 4.00%                       0.30%
 Equal to or greater than 0.00% and
   Less than 2.00%                       0.20%
 Equal to or greater than -2.00% and
   Less than 0.00%                       0.10%
 Less than  -2.00%                       0.00%

Example: If Nicholas-Applegate is outperforming the Index by more than 4% per year, then the following table shows the annualized total fee at various asset levels:

--------------------------------------------------------------------------------
Asset Level             New Total Annual Fee              Old Total Annual Fee
--------------------------------------------------------------------------------
$150 million      0.20% + 0.40% = 0.60%                    0.20% + 0.40% = 0.60%
$200 million      $400,000 (or 0.20%) + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$250 million      $400,000 (or 0.16%) + 0.40% = 0.56%      0.20% + 0.40% = 0.60%
$300 million      $400,000 (or 0.13%) + 0.40% = 0.53%      0.20% + 0.40% = 0.60%
$350 million      $400,000 (or 0.11%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%
$400 million      $400,000 (or 0.10%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%

Intermediate Fixed-Income Fund and Short Intermediate Fixed Income Fund

         The Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund (the "Funds") invest principally in debt securities rated A or higher by Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's") or determined to be of equivalent quality by the Money Manager or Accessor Capital Management L.P. ("Accessor Capital") at the time of purchase. The Board of Directors unanimously approved a change to allow the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Funds to invest up to 20% of the assets of these Funds in securities rated BBB by S&P or Baa Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase and up to 6% of the assets of these Funds in securities rated BB by S&P or Ba Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase.

         Cypress Asset Management, the Money Manager for the Funds, believes that these Funds could improve their performance over their benchmark indices to a greater extent by being able to invest in lower rated securities. The Money Manager plans to purchase securities rated BB or higher by S&P or Ba or higher by Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Money Manager intends to purchase these securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Funds will continue to maintain the duration controls described in the prospectus: between three and ten years for the Intermediate Fixed-Income Fund and between one and five years for the Short-Intermediate Fixed-Income Fund. Lower rated securities have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity of issuers to pay interest and repay principal and to result in a decrease in value of the securities.

In connection with this change, the following language is inserted in the following sections of the Advisor Class Shares Prospectus:

[Graphic] On page 15, the section entitled Fixed-Income Funds' Objectives and Strategies -- Intermediate Fixed-Income Fund -- Investment Strategy is restated as follows:

Investment Strategy The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Fund invests principally in debt securities with durations of between three and ten years and rated A or higher by Standard & Poor's Corporation ("S&P"), or by Moody's Investors Service, Inc. ("Moody's") at the time of purchase. The Fund may invest up to 20% of the net assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager [or Accessor Capital] determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. government and agency bonds, and 3) mortgage asset backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower quality debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC Index. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

[Graphic] On page 15, the section entitled Fixed-Income Funds' Objectives and Strategies --Short-Intermediate Fixed-Income Fund -- Investment Strategy is restated as follows:

Investment Strategy The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by Standard & Poor's Corporation ("S&P"), or by Moody's Investors Service, Inc. ("Moody's") at the time of purchase. The Fund may invest up to 20% of the net assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager [or Accessor Capital] determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. government and agency bonds, and 3) mortgage asset backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower quality debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC1-5 Index. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

[Graphic] On page 18, the section entitled Fixed-Income Funds' Principal Securities and Risks -- Credit Risks is restated as follows:

Credit Risks. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower quality debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

The U.S. Government Money Fund invests in repurchase agreements, agencies and government securities. The risk of a credit rating downgrade or default of U.S. Government securities is considered remote. Agencies are not backed by the full faith and credit of the U.S. Government but are considered just below U.S. securities in creditworthiness. Repurchase agreements are corporate debt but are 102% collateralized by agency and/or government debt obligations.

[Graphic] On page 18, the following paragraph is added after the section entitled Fixed-Income Funds' Principal Securities and Risks -- Credit Risks:

Lower Rated Debt Securities. Debt securities rated BBB or lower by S&P or Baa or lower by Moody's are commonly referred to as "junk bonds". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks that higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debts securities.

[GRAPHIC] Investor Class Shares                               September 10, 1999
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                          TO THE MAY 1, 1999 PROSPECTUS
--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.
--------------------------------------------------------------------------------
Accessor Funds, Inc.                                                      [LOGO]

================================================================================
International Equity Fund Money Manager Fee
--------------------------------------------------------------------------------
On August 19, 1999, the Board of Directors of Accessor Funds, Inc. (the "Fund") including all of the Directors who are not "interested persons" of the Fund, approved an amended Money Manager Agreement among the Fund, Accessor Capital Management LP, and Nicholas-Applegate Capital Management, the Money Manager of the International Equity Fund, to reflect a change in the schedule of fees payable to the Money Manager, effective September 1, 1999 (the "Amended Money Manager Agreement"). Under the current Money Manager Agreement, the Money Manager receives a basic fee at the annual rate of 0.20% the International Equity Fund's average daily net assets; there is no limit on the maximum amount of the basic fee. The basic fee under the Amended Money Manager Agreement will be limited to a maximum fee of $400,000 annually. In substance, when the International Equity Fund's assets exceed $200,000,000, there will be no further additional basic fee payable to the Money Manager; at August 19, 1999, the International Equity Fund had net assets of $217,630,865.61.

With the exception of the fee schedule and certain administrative changes, the Amended Money Manager Agreement among the Fund, Accessor Capital and Nicholas-Applegate relating to the International Equity Fund is substantially similar to the previous Money Manager Agreement.

[Graphic] On page 23, the following replaces the second paragraph and the table in the section entitled Management, Organization and Capital Structure - International Equity Fund:

Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Fund's average daily net assets up to a maximum of $400,000 annualized. The performance fee for any quarter depends on the percentage amount by which the International Equity Fund's performance exceeds or trails that of the MSCI EAFE+EMF Index during the applicable measurement period based on the following schedule:

--------------------------------------------------------------------------------
 Average Annual Performance              Annual Performance
 Differential vs. Benchmark Index        Fee
--------------------------------------------------------------------------------
 Equal to or greater than 4.00%          0.40%
 Equal to or greater than 2.00% and
   Less than 4.00%                       0.30%
 Equal to or greater than 0.00% and
   Less than 2.00%                       0.20%
 Equal to or greater than -2.00% and
   Less than 0.00%                       0.10%
 Less than  -2.00%                       0.00%

Example: If Nicholas-Applegate is outperforming the Index by more than 4% per year, then the following table shows the annualized total fee at various asset levels:

--------------------------------------------------------------------------------
Asset Level             New Total Annual Fee              Old Total Annual Fee
--------------------------------------------------------------------------------
$150 million      0.20% + 0.40% = 0.60%                    0.20% + 0.40% = 0.60%
$200 million      $400,000 (or 0.20%) + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$250 million      $400,000 (or 0.16%) + 0.40% = 0.56%      0.20% + 0.40% = 0.60%
$300 million      $400,000 (or 0.13%) + 0.40% = 0.53%      0.20% + 0.40% = 0.60%
$350 million      $400,000 (or 0.11%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%
$400 million      $400,000 (or 0.10%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%

Intermediate Fixed-Income Fund and Short Intermediate Fixed Income Fund

         The Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund (the "Funds") invest principally in debt securities rated A or higher by Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's") or determined to be of equivalent quality by the Money Manager or Accessor Capital Management L.P. ("Accessor Capital") at the time of purchase. The Board of Directors unanimously approved a change to allow the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Funds to invest up to 20% of the assets of these Funds in securities rated BBB by S&P or Baa Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase and up to 6% of the assets of these Funds in securities rated BB by S&P or Ba Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase.

         Cypress Asset Management, the Money Manager for the Funds, believes that these Funds could improve their performance over their benchmark indices to a greater extent by being able to invest in lower rated securities. The Money Manager plans to purchase securities rated BB or higher by S&P or Ba or higher by Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Money Manager intends to purchase these securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Funds will continue to maintain the duration controls described in the prospectus: between three and ten years for the Intermediate Fixed-Income Fund and between one and five years for the Short-Intermediate Fixed-Income Fund. Lower rated securities have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity of issuers to pay interest and repay principal and to result in a decrease in value of the securities.

In connection with this change, the following language is inserted in the following sections of the Advisor Class Shares Prospectus:

[Graphic] On page 15, the section entitled Fixed-Income Funds' Objectives and Strategies -- Intermediate Fixed-Income Fund -- Investment Strategy is restated as follows:

Investment Strategy The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Fund invests principally in debt securities with durations of between three and ten years and rated A or higher by Standard & Poor's Corporation ("S&P"), or by Moody's Investors Service, Inc. ("Moody's") at the time of purchase. The Fund may invest up to 20% of the net assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager [or Accessor Capital] determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. government and agency bonds, and 3) mortgage asset backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower quality debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC Index. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

[Graphic] On page 15, the section entitled Fixed-Income Funds' Objectives and Strategies --Short-Intermediate Fixed-Income Fund -- Investment Strategy is restated as follows:

Investment Strategy The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by Standard & Poor's Corporation ("S&P"), or by Moody's Investors Service, Inc. ("Moody's") at the time of purchase. The Fund may invest up to 20% of the net assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager [or Accessor Capital] determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. government and agency bonds, and 3) mortgage asset backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower quality debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC1-5 Index. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

[Graphic] On page 18, the section entitled Fixed-Income Funds' Principal Securities and Risks -- Credit Risks is restated as follows:

Credit Risks. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower quality debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

The U.S. Government Money Fund invests in repurchase agreements, agencies and government securities. The risk of a credit rating downgrade or default of U.S. Government securities is considered remote. Agencies are not backed by the full faith and credit of the U.S. Government but are considered just below U.S. securities in creditworthiness. Repurchase agreements are corporate debt but are 102% collateralized by agency and/or government debt obligations.

[Graphic] On page 18, the following paragraph is added after the section entitled Fixed-Income Funds' Principal Securities and Risks -- Credit Risks:

Lower Rated Debt Securities. Debt securities rated BBB or lower by S&P or Baa or lower by Moody's are commonly referred to as "junk bonds". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks that higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debts securities.

           SUPPLEMENT DATED SEPTEMBER 8, 1999, TO ACCESSOR FUNDS, INC.
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

Appendix A of the Statement of Additional Information should be amended to read:
                                                                     APPENDIX A

                           RATINGS OF DEBT INSTRUMENTS

Corporate Bond Ratings


Moody's Investors Service ("Moody's")

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P")

AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Obligations rated 'BB' or lower are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

The AA, A, BBB and BB ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the AA, A, BBB or BB rating category, respectively.

Note Ratings

Moody's

Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1 - Notes bearing this designation are of the best quality,  enjoying strong
protection  from  established  cash  flows,   superior   liquidity   support  or
demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.